Schedule of Investments August 31, 2023 (Unaudited)

Tortoise Energy Infrastructure and Income Fund

	Shares	Fair Value
Common Stocks - 56.2% (1)
Canada Crude Oil Pipelines - 2.1% (1)
Enbridge Inc.	304,484	$10,681,299
Canada Oil & Gas Production - 1.8% (1)
Ovintiv, Inc.	187,315	8,796,312
United Kingdom Renewables and Power Infrastructure - 0.4% (1)
Atlantica Sustainable Infrastructure plc	80,553	1,808,415
United States Crude Oil Pipelines - 4.9% (1)
Plains GP Holdings, L.P.	1,538,108	24,671,252
United States Natural Gas Gathering/Processing - 3.2% (1)
Equitrans Midstream Corporation	706,020	6,777,792
Hess Midstream LP	174,587	5,045,564
Kinetik Holdings, Inc.	40,684	1,428,415
Kodiak Gas Services, Inc.	145,707	2,664,981
		15,916,752
United States Natural Gas/Natural Gas Liquids Pipelines - 22.5% (1)
Cheniere Energy, Inc.	239,948	39,159,514
Kinder Morgan, Inc.	713,741	12,290,620
New Fortress Energy, Inc.	271,245	8,419,445
ONEOK, Inc.	168,529	10,988,091
Targa Resources Corp.	242,320	20,900,100
The Williams Companies, Inc.	610,594	21,083,811
		112,841,581

United States Oil & Gas Production - 17.7% (1)
ConocoPhillips	178,975	21,303,394
Coterra Energy Inc.	432,396	12,189,243
Devon Energy Corporation	170,926	8,732,609
Diamondback Energy, Inc.	67,187	10,197,643
EQT Corporation	472,972	20,441,850
Pioneer Natural Resources Company	67,190	15,986,517
		88,851,256
United States Refined Product Pipelines - 1.6% (1)
Phillips 66	71,185	8,126,480
United States Renewables and Power Infrastructure - 2.1% (1)
Clearway Energy, Inc.	154,878	3,836,328
NextEra Energy Partners LP	137,123	6,839,695
		10,676,023
Total Common Stocks
(Cost $199,802,591)		282,369,370

Master Limited Partnerships - 23.3% (1)
United States Crude Oil Pipelines - 2.5% (1)
Plains All American Pipeline, L.P.	811,156	12,370,129

United States Natural Gas Gathering/Processing - 2.9% (1)
Crestwood Equity Partners LP	89,267	2,553,036
Western Midstream Partners, LP	446,900	11,927,761
		14,480,797
United States Natural Gas Pipelines - 9.8% (1)
Energy Transfer LP	1,931,852	26,022,046
Enterprise Products Partners L.P.	870,418	23,161,823
		49,183,869
United States Refined Product Pipelines - 8.1% (1)
Magellan Midstream Partners, L.P.	354,236	23,528,355
MPLX LP	501,472	17,496,358
		41,024,713
Total Master Limited Partnerships
(Cost $71,677,510)		117,059,508

	Par	Fair Value
Corporate Bonds - 19.2%(1)
Canada Crude Oil Pipelines - 0.7%(1)
Enbridge, Inc.
5.500% (3 Month Term SOFR + 3.680%), 07/15/2077 (2)	$4,000,000	$3,598,128
United States Natural Gas Gathering/Processing - 8.4%(1)
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, 03/01/2027 (3)	6,370,000	6,179,511
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.625%, 12/15/2025 (3)	3,575,000	3,588,596
6.625%, 07/15/2026 (3)	3,800,000	3,738,328
EnLink Midstream Partners, LP
4.850%, 07/15/2026	7,550,000	7,255,022
EnLink Midstream, LLC
5.375%, 06/01/2029	4,455,000	4,252,568
Hess Midstream Operations LP
5.625%, 02/15/2026 (3)	8,125,000	7,924,800
5.125%, 06/15/2028 (3)	4,050,000	3,802,794
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.500%, 07/15/2027	5,537,000	5,570,499
		42,312,118
United States Natural Gas/Natural Gas Liquids Pipelines - 6.2%(1)
DT Midstream, Inc.
4.375%, 06/15/2031 (3)	6,100,000	5,286,871
EQM Midstream Partners LP
5.500%, 07/15/2028	8,500,000	8,129,173
NGPL Pipeco LLC
7.768%, 12/15/2037 (3)	9,125,000	9,634,228
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.000%, 03/01/2027 (3)	850,000	814,593
5.500%, 01/15/2028 (3)	7,925,000	7,354,915
		31,219,780
United States Oil Field Services - 1.3%(1)
Archrock Partners LP / Archrock Partners Finance Corp.
6.875%, 04/01/2027 (3)	6,575,000	6,470,129
United States Other - 2.6%(1)
New Fortress Energy, Inc.
6.750%, 09/15/2025 (3)	8,800,000	8,514,106
6.500%, 09/30/2026 (3)	5,000,000	4,647,804
		13,161,910
Total Corporate Bonds
(Cost $99,923,204)		96,762,065

Short-Term Investment - 0.9% (1)
United States Investment Company - 0.9% (1)
First American Government Obligations Fund, Class X, 5.238% (4)
(Cost $4,431,204)	4,431,204	4,431,204

Total Investments - 99.6% (1)
(Cost $375,834,509)		500,622,147
Other Assets in Excess of Liabilities, Net - 0.4%(1)		2,167,674
Total Net Assets - 100.0%(1)		$502,789,821

(1)	Calculated as a percentage of net assets.
(2)	Variable Rate Security - The rate shown is the rate in effect as of August 31, 2023.
(3)
Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act 0f 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of
August 31, 2023, the value of this investment was $67,956,675 or 13.5% of total net assets.

(4)	Rate indicated is the current yield as of August 31, 2023.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stock	$282,369,370	$-	$-	$282,369,370
Master Limited Partnerships	117,059,508	-	-	117,059,508
Corporate Bonds	-	96,762,065	-	96,762,065
Short-Term Investment	4,431,204	-	-	4,431,204
Total Investments	$403,860,082	$96,762,065	$-	$500,622,147

Refer to the Fund's Schedule of Investments for additional industry information.